Label	Element	Value
Tributary Nebraska Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tributary Nebraska Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tributary Nebraska Tax-Free Fund (the "Fund") seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations during the fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the fund has not been in operation for a full fiscal year, "Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests not less than 80% of its assets (defined as net assets plus borrowings for investment purposes), in municipal securities that generate income exempt from Nebraska state income tax and federal income tax, including the alternative minimum tax. The Fund will not invest more than 10% of its assets in the types of municipal securities that pay interest subject to Alternative Minimum Tax.

The Fund invests primarily in securities which are ''investment grade,'' which means they will be:

                   •rated BBB- or better from Standard & Poor's, Baa3 or better from Moody's, or the equivalent rating from another nationally recognized statistical rating organization; or

                   •if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

The expected average dollar-weighted maturity of the Fund's portfolio is between 3 and 15 years.. The Fund's investment sub-adviser uses a longer -term, value-oriented strategy and looks for municipal securities that offer attractive yields for the assumed level of credit risk..

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations in an amount not to exceed 10% of its total assets.

The Fund may also invest in high yield "junk bonds."

The Fund is non-diversified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests not less than 80% of its assets (defined as net assets plus borrowings for investment purposes), in municipal securities that generate income exempt from Nebraska state income tax and federal income tax, including the alternative minimum tax.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Interest Rate Risk: Changes in interest rates affect the value of the Fund's fixed income securities. When interest rates rise, the value of the Fund's fixed income securities and the Fund's shares will generally decline. As the dollar weighted average maturity of the Fund increases, such a decline in value will be proportionately larger.

Credit Risk: The Fund could lose money if the issuer or guarantor of a municipal security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Non-diversification risk. Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests. For example, neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. Nebraska's economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.

Reinvestment Risk: If interest rates decline when a fixed income security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

Prepayment risk. Certain municipal securities are exposed to prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

High-Yield Securities Risk. Investments in "high yield securities" or "junk bonds" are inherently speculative and have a greater risk of default than investments in investment grade fixed-income securities. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

Risk of Taxation. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. To the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money if the issuer or guarantor of a municipal security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests. For example, neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. Nebraska's economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History since Inception
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year. The table compares the Fund's average annual returns for 1 year, 5 years, and since inception to a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund's website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance information from December 31, 2007 to December 31, 2014 reflects the performance of the Fund's predecessor common trust fund. The common trust fund had investment objectives, policies, restrictions and guidelines that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha. The Fund commenced business on December 31, 2015. The performance of the Predecessor Fund was calculated net of the Predecessor Fund's fees and expenses. The performance of the Predecessor Fund has not been restated to reﬂect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund. If the performance of the Predecessor Fund had been restated to reﬂect the applicable fees and expenses of the Fund, the performance would have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. The predecessor common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

Best Quarter	Worst Quarter
09/30/09	06/30/13
3.89%	-2.38%

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Institutional Plus Class' total return for the nine-month period ended September 30, 2015 was 2.05%.
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the nine-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.38%)
Performance Table Heading	rr_PerformanceTableHeading	Average Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(For periods ended December 31, 2014)
Tributary Nebraska Tax-Free Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.23%
5 Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Servicing Fee	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 216
Annual Return 2008	rr_AnnualReturn2008	3.41%
Annual Return 2009	rr_AnnualReturn2009	6.87%
Annual Return 2010	rr_AnnualReturn2010	2.79%
Annual Return 2011	rr_AnnualReturn2011	7.03%
Annual Return 2012	rr_AnnualReturn2012	3.59%
Annual Return 2013	rr_AnnualReturn2013	(1.48%)
Annual Return 2014	rr_AnnualReturn2014	7.12%
1 Year	rr_AverageAnnualReturnYear01	7.12%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.12%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.73%
5 Years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%

[1]	Because the fund has not been in operation for a full fiscal year, "Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.45%. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Directors approves a change in or elimination of the waiver.